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                                            MICHELE H. ABATE
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company
                                            Telephone: (617) 578-3514

                                            April 10, 2008




VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 17
       New England Life Insurance Company and
       New England Variable Annuity Separate Account
       File No. 333-51676 (American Forerunner Series)

Commissioners:

         On behalf of New England Life Insurance Company and New England Variable Annuity Separate Account (the "Account"), we have attached for filing Post-Effective Amendment No. 17 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

         This Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, to delay the effectiveness of a previously filed post-effective amendment to April 28, 2008. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b).

         If you have any questions or comments regarding the Amendment please call the undersigned at (617) 578-3514.

                                            Very truly yours,

                                            /s/ Michele H. Abate
                                            --------------------
                                            Michele H. Abate
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company

Attachment
cc:  John B. Towers, Esq.